Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023		Dec. 31, 2022		Sep. 30, 2022	Dec. 31, 2021		Sep. 30, 2021
CURRENT ASSETS:
Cash	$ 247,002		$ 763,211			$ 7,118,980
Accounts receivable, net	678,603		2,881,239			1,209,333
Other receivable (related party $0 in 2022 and $21,711 in 2021)
Prepaid expenses and other current assets
Marketable securities
Laboratory supplies
Deferred compensation, current portion	102,153		196,119			191,657
Other assets	248,578		367,358			547,536
Total Current Assets	1,276,336		4,207,927			9,067,506
Property and equipment, net	565,843		1,584,714			2,323,163
OTHER ASSETS:
Intangible assets, net	901,893		1,365,457			5,797,469
Deferred compensation, net of current portion						73,816
Goodwill						4,661,796
Finance right-of-use assets, net
Deferred offering costs
Security deposits	215,126		300,430			357,050
Operating right-of-use asset, net	1,685,802		3,623,078			4,948,393
Total other assets	2,802,821		5,288,965			15,838,524
Total Assets	4,645,000		11,081,606			27,229,193
CURRENT LIABILITIES:
Accounts payable and accrued expenses	2,441,261		1,702,740			2,523,332
Accounts payable - related parties
Accrued liabilities - related parties
Accrued compensation
Accrued director compensation
Contract liabilities
Patient deposits	186,139		241,666			320,917
Convertible notes - related parties, net of discount
Notes payable - current	39,435		51,657			254,487
Financing lease liability - current	16,853		19,898			19,050
Liability to issue common stock, current portion	292,246		329,855			337,935
Operating lease liability - current	947,657		1,368,016			1,478,140
Insurance payable
Subscriptions payable
Derivative liabilities
Contingent liabilities
Total Current Liabilities	3,923,591		3,713,832			4,933,861
LONG-TERM LIABILITIES:
Notes payable, net of current portion	35,144		53,039			104,697
Financing lease liability	2,580		9,375			29,273
Convertible notes, net of discount
Liability to issue common stock, net of current portion						189,375
Operating lease liability	1,042,655		2,654,104			4,018,926
Total Liabilities	5,003,970		6,430,350			9,276,132
Commitments and Contingencies (Note 11)
Temporary equity value
STOCKHOLDERS’ DEFICIT:
Preferred stock value
Common stock value	1,109	[1]	1,098	[1],[2]		874	[2]
Additional paid-in capital	51,261,621		51,169,898			46,159,121
Accumulated deficit	(51,621,700)		(46,519,740)			(28,206,934)
Total Stockholders’ Deficit	(358,970)		4,651,256			17,953,061
Total Liabilities and Stockholders’ Deficit	4,645,000		11,081,606			27,229,193
Theralink Technologies Inc [Member]
CURRENT ASSETS:
Cash	25,089				$ 393,460			$ 314,151
Accounts receivable, net	15,000				32,125
Other receivable (related party $0 in 2022 and $21,711 in 2021)								23,044
Prepaid expenses and other current assets	185,174				217,699			219,496
Marketable securities	800				3,700			11,000
Laboratory supplies								71,062
Total Current Assets	226,063				646,984			638,753
Property and equipment, net	333,338				686,127			698,927
OTHER ASSETS:
Finance right-of-use assets, net	30,178				64,954			111,323
Deferred offering costs					27,270
Security deposits	18,715				18,715			20,909
Operating right-of-use asset, net	1,117,169				1,154,861			168,664
Total Assets	1,725,463				2,598,911			1,638,576
CURRENT LIABILITIES:
Accounts payable - related parties					730,923			1,018,797
Accrued liabilities - related parties					268,021			71,077
Accrued compensation	435,669				383,295			186,177
Accrued director compensation	237,500				192,500			132,500
Contract liabilities	260,440				156,550			135,150
Notes payable - current					1,000			1,000
Financing lease liability - current	39,565				53,995			47,730
Operating lease liability - current	29,880				25,551			42,411
Insurance payable	12,616				122,295			118,294
Subscriptions payable								1,350,000
Derivative liabilities	33,484,450
Contingent liabilities	83,840				78,440			71,240
Total Current Liabilities	48,080,786				3,455,720			3,296,090
LONG-TERM LIABILITIES:
Financing lease liability	8,958				34,390			88,385
Convertible notes, net of discount					446,281
Operating lease liability	1,134,658				1,157,761			134,482
Total Liabilities	49,224,402				6,399,966			3,583,938
Commitments and Contingencies (Note 11)
Temporary equity value
STOCKHOLDERS’ DEFICIT:
Preferred stock value
Common stock value	615,150				615,150			512,416
Additional paid-in capital	55,255,860				55,391,612			44,368,077
Accumulated deficit	(103,369,949)				(62,807,817)			(49,825,855)
Total Stockholders’ Deficit	(47,498,939)		(44,302,919)		(6,801,055)	$ (4,865,914)		(4,945,362)
Total Liabilities and Stockholders’ Deficit	1,725,463				2,598,911			1,638,576
Theralink Technologies Inc [Member] | Series E Preferred Stock [Member]
LONG-TERM LIABILITIES:
Temporary equity value					2,000,000			2,000,000
Theralink Technologies Inc [Member] | Series F Preferred Stock [Member]
LONG-TERM LIABILITIES:
Temporary equity value					1,000,000			1,000,000
Theralink Technologies Inc [Member] | Series A Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT:
Preferred stock value
Theralink Technologies Inc [Member] | Series C One Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT:
Preferred stock value
Theralink Technologies Inc [Member] | Series C Two Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT:
Preferred stock value
Theralink Technologies Inc [Member] | Series D One Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT:
Preferred stock value
Theralink Technologies Inc [Member] | Series D Two Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT:
Preferred stock value
Related Party [Member]
CURRENT LIABILITIES:
Accounts payable - related parties
Accrued liabilities - related parties
Convertible notes - related parties, net of discount
LONG-TERM LIABILITIES:
Convertible notes, net of discount
Related Party [Member] | Theralink Technologies Inc [Member]
CURRENT ASSETS:
Accounts receivable, net					0			21,711
CURRENT LIABILITIES:
Accounts payable - related parties	7,972				16,223			3,714
Accrued liabilities - related parties	536,625				76,927			18,000
Convertible notes - related parties, net of discount	5,309,663				1,000,000
Notes payable - current	797,197				350,000			100,000
LONG-TERM LIABILITIES:
Convertible notes, net of discount					1,305,814			$ 64,981
Nonrelated Party [Member] | Theralink Technologies Inc [Member]
CURRENT LIABILITIES:
Accounts payable - related parties	1,123,374				730,923
Accrued liabilities - related parties	533,661				268,021
Convertible notes - related parties, net of discount	5,187,334
Notes payable - current	1,000				1,000
LONG-TERM LIABILITIES:
Notes payable, net of current portion
Convertible notes, net of discount					$ 446,281

[1]	Retrospectively restated for the effect of the 30-for-1 reverse stock split. (Note 15)
[2]	Retrospectively restated for the effect of 30-for-1 reverse stock split. (Note 15)